Shareholder Report, Holdings (Details) - C000238923 [Member]	Apr. 30, 2025
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%